Operating Segment Information - Schedule of Segment Information on Non-Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information on Non-Current Assets [Line Items]
Total non-current assets	$ 1,976,303	$ 8,074,293
Hong Kong [Member]
Schedule of Segment Information on Non-Current Assets [Line Items]
Total non-current assets	119,515	284,367
Singapore [Member]
Schedule of Segment Information on Non-Current Assets [Line Items]
Total non-current assets	1,693,004	7,635,554
Philippines [Member]
Schedule of Segment Information on Non-Current Assets [Line Items]
Total non-current assets	121,049	66,218
Taiwan [Member]
Schedule of Segment Information on Non-Current Assets [Line Items]
Total non-current assets	42,735	50,195
Malaysia [Member]
Schedule of Segment Information on Non-Current Assets [Line Items]
Total non-current assets		$ 37,959